ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
Vessel operating and drydocking expenses	$ 6,737	$ 4,906
Administrative expenses	281	846
Interest expense	7,729	3,583
Provision for taxes	11,783	3,113
Accrued expenses	$ 26,530	$ 12,448